Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Current assets
Cash and cash equivalents	$ 15,219,039	$ 464,137	$ 12,354,035
Current financial assets at fair value through profit or loss	68,970	2,104	42,735
Current financial assets at amortized cost	46,080	1,405	41,066
Current contract assets	397,747	12,130	383,883
Accounts receivable, net	5,010,154	152,795	5,326,381
Other receivables	77,620	2,367	44,576
Current tax assets	18	1	403
Inventories	2,694,594	82,177	2,568,648
Prepayments	129,294	3,943	120,273
Non-current assets held for sale, net			4,278,658
Total current assets	23,643,516	721,059	25,160,658
Non-current assets
Non-current financial assets at fair value through other comprehensive income	103,013	3,142	120,317
Non-current financial assets at amortized cost	43,034	1,312	37,411
Investments accounted for using equity method	320,213	9,766	290,542
Property, plant and equipment, net	19,996,760	609,843	19,139,503
Right-of-use assets	1,026,591	31,308	1,037,502
Deferred tax assets	126,213	3,849	163,282
Refundable deposits	19,852	605	20,707
Other non-current assets	100,660	3,070	190,562
Total non-current assets	21,736,336	662,895	20,999,826
Total assets	45,379,852	1,383,954	46,160,484
Current liabilities
Short-term bank loans	339,364	10,350
Notes payable	773	23	484
Accounts payable	698,199	21,293	784,919
Other payables	3,913,604	119,354	3,479,045
Other payables - related parties	21,473	655	58,549
Current tax liabilities	108,148	3,298	505,600
Current provisions	35,924	1,096	33,564
Current lease liabilities	235,898	7,194	251,668
Long-term bank loans, current portion	3,326,042	101,435	2,263,718
Current refund liabilities	36,396	1,110	37,667
Other current liabilities	23,690	722	23,611
Total current liabilities	8,739,511	266,530	7,438,825
Non-current liabilities
Long-term bank loans	10,432,539	318,162	12,648,001
Deferred tax liabilities	93,310	2,846	127,193
Non-current lease liabilities	821,057	25,040	813,733
Long-term deferred revenue	122,293	3,729	120,963
Net defined benefit liability, non-current	146,638	4,472	227,337
Guarantee deposits	21,186	646	21,235
Total non-current liabilities	11,637,023	354,895	13,958,462
Total liabilities	20,376,534	621,425	21,397,287
Equity attributable to equity holders of the Company
Capital stock	7,272,401	221,787	7,272,401
Capital surplus	6,055,773	184,684	6,055,773
Retained earnings
Legal reserve	3,121,210	95,188	2,930,973
Unappropriated retained earnings	8,444,082	257,520	8,455,690
Other equity interest	109,852	3,350	48,360
Total equity	25,003,318	762,529	24,763,197
Total liabilities and equity	$ 45,379,852	$ 1,383,954	$ 46,160,484